Financial Risk Management - Credit Risk - Aggregate Gross Credit Risk Exposure (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 43,838.7	$ 29,592.7
Cash and short term investments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	19,198.8	11,235.6
U.S. sovereign government
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,779.3	1,117.3
Other sovereign government rated AA/Aa or higher
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	615.4	596.1
All other sovereign government
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,268.4	891.5
Canadian provincials
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	93.8	196.9
U.S. states and municipalities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,452.1	4,732.2
Corporate and other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,081.8	2,633.5
Receivable from counterparties to derivative contracts
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	126.7	196.4
Insurance contract receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,686.9	2,917.5
Recoverable from reinsurers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,812.5	4,010.3
Other assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,723.0	$ 1,065.4